Schedule of Reconciliation of Contingent Consideration Obligations (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,606	$ 105,945	$ 232,222
Net transfers into (out of) Level 3
Purchases, settlements and other net
Fair value adjustments		(104,339)	(126,277)
Ending balance	$ 1,606	$ 1,606	$ 105,945